Geographic Information	9 Months Ended
Sep. 30, 2012
Geographic Information [Abstract]
GEOGRAPHIC INFORMATION

NOTE 13 — GEOGRAPHIC INFORMATION

Net sales by region were as follows (in millions):

	Successor				Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2011	January 1, 2011 through January 25, 2011
United States	$214.1	$212.4	$635.2	$566.2	$67.4
Canada	8.2	9.2	24.6	22.8	2.6
Mexico	5.3	6.3	17.4	17.9	2.4
United Kingdom	3.8	4.3	10.0	10.5	1.0
France	2.2	3.6	9.3	9.7	1.2
Germany	2.4	2.1	6.9	5.5	0.5
China	2.3	2.3	5.4	4.2	0.2
Spain	1.1	1.4	3.5	3.8	0.5
Other	10.4	12.6	33.7	32.3	3.0

	$249.8	$254.2	$746.0	$672.9	$78.8

Net long-lived assets by country were as follows (in millions):

	Successor
	September 30,	December 31,
	2012	2011
United States	$819.6	$829.9
China	44.2	42.7
Spain	20.3	21.2
Mexico	11.1	12.8
Other	1.1	1.0

	$896.3	$907.6